Significant Accounting Policies: Accounts Receivable (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Details
Allowance for Doubtful Accounts Receivable	$ 124,869	$ 133,974	$ 65,110